Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of contractual obligation [text block]
Total

Committed exploration expenditures	$-

Minera Juanicipio (1)&(2)	-

Consulting contract commitments	145
Total Obligations and Commitments	$145